UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

The Select Sector SPDR Trust
Semi-Annual Report

March 31, 2024

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S& P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)

[This Page Intentionally Left Blank]

The Communication Services Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Meta Platforms, Inc. Class A	4,114,985,070	22.6%
Alphabet, Inc. Class A	2,273,320,036	12.5
Alphabet, Inc. Class C	1,920,055,241	10.6
Walt Disney Co.	828,745,993	4.6
Verizon Communications, Inc.	827,469,327	4.5
TOTAL	9,964,575,667	54.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Amazon.com, Inc.	4,637,694,262	23.1%
Tesla, Inc.	2,575,178,122	12.8
Home Depot, Inc.	2,018,505,885	10.1
McDonald's Corp.	850,111,674	4.2
Lowe's Cos., Inc.	794,223,941	4.0
TOTAL	10,875,713,884	54.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Procter & Gamble Co.	2,260,468,460	14.5%
Costco Wholesale Corp.	1,924,823,414	12.3
Walmart, Inc.	1,525,034,163	9.8
Coca-Cola Co.	1,409,508,890	9.0
PepsiCo, Inc.	735,445,048	4.7
TOTAL	7,855,279,975	50.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	9,010,688,252	22.8%
Chevron Corp.	6,504,799,937	16.4
ConocoPhillips	3,565,114,455	9.0
Schlumberger NV	1,860,090,204	4.7
EOG Resources, Inc.	1,772,460,563	4.5
TOTAL	22,713,153,411	57.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	5,056,467,046	13.2%
JPMorgan Chase & Co.	3,826,948,425	10.0
Visa, Inc. Class A	2,917,061,374	7.6
Mastercard, Inc. Class A	2,625,728,641	6.8
Bank of America Corp.	1,725,406,528	4.5
TOTAL	16,151,612,014	42.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Eli Lilly & Co.	4,654,447,548	11.3%
UnitedHealth Group, Inc.	3,432,984,007	8.4
Johnson & Johnson	2,857,124,324	6.9
Merck & Co., Inc.	2,508,670,214	6.1
AbbVie, Inc.	2,412,180,184	5.9
TOTAL	15,865,406,277	38.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
General Electric Co.	891,765,947	4.9%
Caterpillar, Inc.	870,804,039	4.8
Uber Technologies, Inc.	739,577,796	4.1
Union Pacific Corp.	700,030,400	3.8
Honeywell International, Inc.	631,632,040	3.5
TOTAL	3,833,810,222	21.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Linde PLC	1,254,713,828	21.5%
Sherwin-Williams Co.	455,830,682	7.8
Freeport-McMoRan, Inc.	375,761,176	6.4
Ecolab, Inc.	326,549,401	5.6
Air Products & Chemicals, Inc.	300,150,968	5.2
TOTAL	2,713,006,055	46.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Prologis, Inc. REIT	736,269,219	11.9%
American Tower Corp. REIT	563,650,569	9.1
Equinix, Inc. REIT	474,124,849	7.7
Welltower, Inc. REIT	316,467,264	5.1
Simon Property Group, Inc. REIT	312,099,587	5.1
TOTAL	2,402,611,488	38.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
Microsoft Corp.	14,999,639,022	23.0%
Apple, Inc.	12,628,812,993	19.3
Broadcom, Inc.	2,959,160,732	4.5
NVIDIA Corp.	2,943,203,937	4.5
Advanced Micro Devices, Inc.	2,011,543,181	3.1
TOTAL	35,542,359,865	54.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2024

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	1,656,579,730	13.4%
Southern Co.	988,470,523	8.0
Duke Energy Corp.	942,008,300	7.7
Constellation Energy Corp.	745,864,205	6.1
American Electric Power Co., Inc.	572,027,047	4.6
TOTAL	4,904,949,805	39.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2024*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.1%
AT&T, Inc.	46,669,140	$ 821,376,864
Verizon Communications, Inc.	19,720,432	827,469,327
		1,648,846,191
ENTERTAINMENT — 21.8%
Electronic Arts, Inc.	6,209,447	823,807,333
Live Nation Entertainment, Inc. (a) (b)	3,684,075	389,664,613
Netflix, Inc. (a)	1,334,915	810,733,927
Take-Two Interactive Software, Inc. (a)	4,117,130	611,352,633
Walt Disney Co.	6,773,014	828,745,993
Warner Bros Discovery, Inc. (a) (b)	57,618,427	503,008,868
		3,967,313,367
INTERACTIVE MEDIA & SERVICES — 47.1%
Alphabet, Inc. Class A (a)	15,062,082	2,273,320,036
Alphabet, Inc. Class C (a)	12,610,372	1,920,055,241
Match Group, Inc. (a)	7,057,546	256,047,769
Meta Platforms, Inc. Class A	8,474,371	4,114,985,070
		8,564,408,116
MEDIA — 17.4%
Charter Communications, Inc. Class A (a) (b)	2,564,074	745,196,827
Comcast Corp. Class A	19,015,584	824,325,566
Fox Corp. Class A (b)	6,213,201	194,286,795
Fox Corp. Class B	3,425,414	98,035,349
Interpublic Group of Cos., Inc. (b)	9,944,600	324,492,298
News Corp. Class A	9,867,237	258,324,265
News Corp. Class B (b)	2,977,031	80,558,459
Omnicom Group, Inc.	5,140,834	497,427,098
Paramount Global Class B	12,526,902	147,441,636
		3,170,088,293
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile U.S., Inc.	5,054,551	$ 825,003,814
TOTAL COMMON STOCKS (Cost $16,868,293,316)		18,175,659,781
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	8,305,707	8,308,199
State Street Navigator Securities Lending Portfolio II (e) (f)	168,957,039	168,957,039
TOTAL SHORT-TERM INVESTMENTS (Cost $177,265,238)		177,265,238
TOTAL INVESTMENTS — 100.9% (Cost $17,045,558,554)		18,352,925,019
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(161,938,078)
NET ASSETS — 100.0%		$ 18,190,986,941
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,175,659,781	$—	$—	$18,175,659,781
Short-Term Investments	177,265,238	—	—	177,265,238
TOTAL INVESTMENTS	$18,352,925,019	$—	$—	$18,352,925,019
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,698,794	$4,699,733	$ 808,456,012	$ 804,786,049	$(61,088)	$(409)	8,305,707	$ 8,308,199	$615,964
State Street Navigator Securities Lending Portfolio II	—	—	735,076,373	566,119,334	—	—	168,957,039	168,957,039	42,544
Total		$4,699,733	$1,543,532,385	$1,370,905,383	$(61,088)	$(409)		$177,265,238	$658,508
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.8%
Aptiv PLC (a)	1,512,751	$ 120,490,617
BorgWarner, Inc.	1,245,731	43,276,695
		163,767,312
AUTOMOBILES — 15.6%
Ford Motor Co.	21,158,505	280,984,946
General Motors Co.	6,258,632	283,828,961
Tesla, Inc. (a)	14,649,173	2,575,178,122
		3,139,992,029
BROADLINE RETAIL — 24.1%
Amazon.com, Inc. (a)	25,710,690	4,637,694,262
eBay, Inc.	2,813,712	148,507,720
Etsy, Inc. (a)	649,190	44,612,337
		4,830,814,319
DISTRIBUTORS — 1.4%
Genuine Parts Co.	760,065	117,756,870
LKQ Corp.	1,450,754	77,484,771
Pool Corp.	209,687	84,608,705
		279,850,346
HOTELS, RESTAURANTS & LEISURE — 23.2%
Airbnb, Inc. Class A (a)	2,361,320	389,523,347
Booking Holdings, Inc.	189,151	686,217,130
Caesars Entertainment, Inc. (a)	1,169,458	51,152,093
Carnival Corp. (a)	5,462,044	89,249,799
Chipotle Mexican Grill, Inc. (a)	148,653	432,100,081
Darden Restaurants, Inc. (b)	647,369	108,207,729
Domino's Pizza, Inc.	189,109	93,964,480
Expedia Group, Inc. (a)	708,916	97,653,179
Hilton Worldwide Holdings, Inc.	1,367,075	291,610,768
Las Vegas Sands Corp.	2,001,980	103,502,366
Marriott International, Inc. Class A	1,337,461	337,454,785
McDonald's Corp.	3,015,115	850,111,674
MGM Resorts International (a) (b)	1,481,482	69,940,765
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,306,402	48,272,994
Royal Caribbean Cruises Ltd. (a)	1,278,958	177,787,952
Starbucks Corp.	6,138,107	560,961,599
Wynn Resorts Ltd.	516,610	52,813,040
Yum! Brands, Inc.	1,523,402	211,219,687
		4,651,743,468
HOUSEHOLD DURABLES — 4.7%
DR Horton, Inc.	1,619,013	266,408,589
Garmin Ltd.	829,826	123,536,196
Lennar Corp. Class A	1,339,964	230,447,009
Mohawk Industries, Inc. (a)	286,566	37,508,624
NVR, Inc. (a)	17,321	140,299,407
PulteGroup, Inc.	1,149,945	138,706,366
		936,906,191
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	707,166	39,969,022
Security Description	Shares	Value
SPECIALTY RETAIL — 24.3%
AutoZone, Inc. (a)	93,731	$ 295,407,306
Bath & Body Works, Inc.	1,224,906	61,269,798
Best Buy Co., Inc.	1,039,291	85,253,041
CarMax, Inc. (a) (b)	856,151	74,579,314
Home Depot, Inc.	5,262,007	2,018,505,885
Lowe's Cos., Inc.	3,117,905	794,223,941
O'Reilly Automotive, Inc. (a)	320,257	361,531,722
Ross Stores, Inc.	1,825,202	267,866,645
TJX Cos., Inc.	6,178,626	626,636,249
Tractor Supply Co. (b)	586,127	153,401,158
Ulta Beauty, Inc. (a)	263,277	137,662,278
		4,876,337,337
TEXTILES, APPAREL & LUXURY GOODS — 5.6%
Deckers Outdoor Corp. (a)	139,160	130,985,742
Lululemon Athletica, Inc. (a)	622,565	243,205,017
NIKE, Inc. Class B	6,599,044	620,178,155
Ralph Lauren Corp. (b)	211,668	39,742,784
Tapestry, Inc.	1,243,488	59,040,810
VF Corp. (b)	1,791,727	27,485,092
		1,120,637,600
TOTAL COMMON STOCKS (Cost $20,073,009,105)		20,040,017,624
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	12,769,072	12,772,903
State Street Navigator Securities Lending Portfolio II (e) (f)	231,057,191	231,057,191
TOTAL SHORT-TERM INVESTMENTS (Cost $243,830,094)		243,830,094
TOTAL INVESTMENTS — 101.1% (Cost $20,316,839,199)		20,283,847,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(228,355,845)
NET ASSETS — 100.0%		$ 20,055,491,873
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,040,017,624	$—	$—	$20,040,017,624
Short-Term Investments	243,830,094	—	—	243,830,094
TOTAL INVESTMENTS	$20,283,847,718	$—	$—	$20,283,847,718
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,802,669	$ 3,803,429	$ 102,518,130	$ 93,549,274	$648	$(30)	12,769,072	$ 12,772,903	$338,899
State Street Navigator Securities Lending Portfolio II	32,385,839	32,385,839	1,373,256,674	1,174,585,322	—	—	231,057,191	231,057,191	165,367
Total		$36,189,268	$1,475,774,804	$1,268,134,596	$648	$(30)		$243,830,094	$504,266
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 19.8%
Brown-Forman Corp. Class B (a)	1,214,561	$ 62,695,638
Coca-Cola Co.	23,038,720	1,409,508,890
Constellation Brands, Inc. Class A	1,080,530	293,644,833
Keurig Dr Pepper, Inc.	6,995,766	214,560,143
Molson Coors Beverage Co. Class B	1,243,825	83,647,231
Monster Beverage Corp. (b)	4,961,999	294,147,301
PepsiCo, Inc.	4,202,303	735,445,048
		3,093,649,084
CONSUMER STAPLES DISTRIBUTION & RETAIL — 32.3%
Costco Wholesale Corp.	2,627,279	1,924,823,414
Dollar General Corp.	1,474,313	230,081,287
Dollar Tree, Inc. (b)	1,390,284	185,116,314
Kroger Co.	4,445,877	253,992,953
Sysco Corp.	3,343,943	271,461,293
Target Corp.	3,100,973	549,523,425
Walgreens Boots Alliance, Inc.	4,807,929	104,283,980
Walmart, Inc.	25,345,424	1,525,034,163
		5,044,316,829
FOOD PRODUCTS — 15.2%
Archer-Daniels-Midland Co.	3,582,686	225,028,508
Bunge Global SA	975,867	100,045,885
Campbell Soup Co.	1,321,549	58,742,853
Conagra Brands, Inc.	3,210,801	95,168,142
General Mills, Inc.	3,814,573	266,905,673
Hershey Co.	1,006,837	195,829,797
Hormel Foods Corp.	1,946,734	67,921,549
J M Smucker Co.	712,998	89,745,058
Kellanova	1,771,491	101,488,719
Kraft Heinz Co.	5,355,202	197,606,954
Lamb Weston Holdings, Inc.	969,708	103,302,993
McCormick & Co., Inc.	1,688,904	129,724,716
Mondelez International, Inc. Class A	9,044,632	633,124,240
Tyson Foods, Inc. Class A	1,923,291	112,954,880
		2,377,589,967
HOUSEHOLD PRODUCTS — 21.5%
Church & Dwight Co., Inc.	1,654,945	172,627,313
Clorox Co.	833,622	127,635,864
Security Description	Shares	Value
Colgate-Palmolive Co.	5,530,653	$ 498,035,303
Kimberly-Clark Corp.	2,262,845	292,699,001
Procter & Gamble Co.	13,932,009	2,260,468,460
		3,351,465,941
PERSONAL CARE PRODUCTS — 3.1%
Estee Lauder Cos., Inc. Class A	1,564,632	241,188,023
Kenvue, Inc.	11,576,739	248,436,819
		489,624,842
TOBACCO — 7.7%
Altria Group, Inc.	11,845,236	516,689,193
Philip Morris International, Inc.	7,393,062	677,352,341
		1,194,041,534
TOTAL COMMON STOCKS (Cost $16,281,749,751)		15,550,688,197
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	9,389,421	9,392,238
State Street Navigator Securities Lending Portfolio II (e) (f)	11,362,006	11,362,006
TOTAL SHORT-TERM INVESTMENTS (Cost $20,752,720)		20,754,244
TOTAL INVESTMENTS — 99.7% (Cost $16,302,502,471)		15,571,442,441
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		43,034,862
NET ASSETS — 100.0%		$ 15,614,477,303
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,550,688,197	$—	$—	$15,550,688,197
Short-Term Investments	20,754,244	—	—	20,754,244
TOTAL INVESTMENTS	$15,571,442,441	$—	$—	$15,571,442,441
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,592,825	$16,596,143	$ 366,424,244	$ 373,636,278	$6,605	$1,524	9,389,421	$ 9,392,238	$771,468
State Street Navigator Securities Lending Portfolio II	5,240,094	5,240,094	1,336,432,479	1,330,310,567	—	—	11,362,006	11,362,006	48,613
Total		$21,836,237	$1,702,856,723	$1,703,946,845	$6,605	$1,524		$20,754,244	$820,081
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 8.8%
Baker Hughes Co.	23,796,506	$ 797,182,951
Halliburton Co.	21,162,680	834,232,845
Schlumberger NV	33,937,059	1,860,090,204
		3,491,506,000
OIL, GAS & CONSUMABLE FUELS — 91.0%
APA Corp. (a)	8,593,133	295,431,913
Chevron Corp.	41,237,479	6,504,799,937
ConocoPhillips	28,010,013	3,565,114,455
Coterra Energy, Inc.	17,883,787	498,599,982
Devon Energy Corp.	15,233,011	764,392,492
Diamondback Energy, Inc.	4,255,424	843,297,374
EOG Resources, Inc.	13,864,679	1,772,460,563
EQT Corp. (a)	9,779,601	362,529,809
Exxon Mobil Corp. (a)	77,517,965	9,010,688,252
Hess Corp.	6,544,456	998,945,764
Kinder Morgan, Inc.	45,977,507	843,227,478
Marathon Oil Corp.	13,914,609	394,340,019
Marathon Petroleum Corp.	8,749,352	1,762,994,428
Occidental Petroleum Corp.	15,648,720	1,017,010,313
ONEOK, Inc.	13,850,500	1,110,394,585
Phillips 66	10,223,533	1,669,911,880
Pioneer Natural Resources Co.	5,554,529	1,458,063,863
Targa Resources Corp.	5,301,406	593,704,458
Valero Energy Corp. (a)	8,094,512	1,381,652,253
Williams Cos., Inc.	28,922,996	1,127,129,154
		35,974,688,972
TOTAL COMMON STOCKS (Cost $35,854,118,099)		39,466,194,972
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c)	84,057,026	$ 84,082,243
State Street Navigator Securities Lending Portfolio II (d) (e)	56,553,910	56,553,910
TOTAL SHORT-TERM INVESTMENTS (Cost $140,636,037)		140,636,153
TOTAL INVESTMENTS — 100.2% (Cost $35,994,754,136)		39,606,831,125
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(63,878,884)
NET ASSETS — 100.0%		$ 39,542,952,241
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	802	06/21/2024	$74,464,096	$80,229,433	$5,765,337
During the period ended March 31, 2024, the average notional value related to futures contracts was $136,030,351.
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$39,466,194,972	$—	$—	$39,466,194,972
Short-Term Investments	140,636,153	—	—	140,636,153
TOTAL INVESTMENTS	$39,606,831,125	$—	$—	$39,606,831,125
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 5,765,337	$—	$—	$ 5,765,337
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,765,337	$—	$—	$ 5,765,337
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	56,611,731	$56,623,053	$ 963,686,872	$ 936,252,535	$24,814	$39	84,057,026	$ 84,082,243	$2,398,126
State Street Navigator Securities Lending Portfolio II	14,004,048	14,004,048	997,134,341	954,584,479	—	—	56,553,910	56,553,910	33,184
Total		$70,627,101	$1,960,821,213	$1,890,837,014	$24,814	$39		$140,636,153	$2,431,310
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 31.4%
Bank of America Corp.	45,501,227	$ 1,725,406,528
Bank of New York Mellon Corp.	5,021,031	289,311,806
Citigroup, Inc.	12,583,914	795,806,721
Citizens Financial Group, Inc.	3,069,920	111,407,397
Comerica, Inc.	863,721	47,496,018
Fifth Third Bancorp (a)	4,498,510	167,389,557
Goldman Sachs Group, Inc.	2,156,258	900,647,404
Huntington Bancshares, Inc.	9,564,967	133,431,290
JPMorgan Chase & Co.	19,106,083	3,826,948,425
KeyCorp	6,192,833	97,908,690
M&T Bank Corp.	1,096,322	159,449,072
Morgan Stanley	8,283,885	780,010,612
Northern Trust Corp.	1,356,421	120,612,955
PNC Financial Services Group, Inc.	2,631,164	425,196,102
Regions Financial Corp. (a)	6,109,889	128,552,064
State Street Corp. (b)	1,996,581	154,375,643
Truist Financial Corp.	8,809,499	343,394,271
U.S. Bancorp	10,284,784	459,729,845
Wells Fargo & Co.	23,796,902	1,379,268,440
		12,046,342,840
CAPITAL MARKETS — 15.5%
Ameriprise Financial, Inc.	662,488	290,461,239
BlackRock, Inc.	924,683	770,908,217
Blackstone, Inc. (a)	4,756,635	624,879,140
Cboe Global Markets, Inc.	697,350	128,124,115
Charles Schwab Corp.	9,840,602	711,869,149
CME Group, Inc.	2,380,463	512,489,879
FactSet Research Systems, Inc.	250,882	113,998,272
Franklin Resources, Inc. (a)	1,984,626	55,787,837
Intercontinental Exchange, Inc.	3,786,299	520,351,071
Invesco Ltd.	2,940,591	48,784,405
MarketAxess Holdings, Inc.	250,716	54,969,483
Moody's Corp.	1,039,668	408,620,714
MSCI, Inc.	522,314	292,730,881
Nasdaq, Inc.	2,510,589	158,418,166
Raymond James Financial, Inc.	1,241,404	159,421,102
S&P Global, Inc.	2,124,569	903,897,881
T Rowe Price Group, Inc.	1,480,423	180,493,172
		5,936,204,723
CONSUMER FINANCE — 4.1%
American Express Co.	3,781,400	860,986,966
Capital One Financial Corp.	2,515,759	374,571,357
Discover Financial Services	1,651,714	216,523,188
Synchrony Financial	2,690,246	116,003,408
		1,568,084,919
FINANCIAL SERVICES — 32.4%
Berkshire Hathaway, Inc. Class B (c)	12,024,320	5,056,467,046
Corpay, Inc. (c)	477,405	147,298,539
Fidelity National Information Services, Inc.	3,913,630	290,313,073
Security Description	Shares	Value
Fiserv, Inc. (c)	3,968,668	$ 634,272,520
Global Payments, Inc.	1,719,753	229,862,186
Jack Henry & Associates, Inc.	481,160	83,591,927
Mastercard, Inc. Class A	5,452,434	2,625,728,641
PayPal Holdings, Inc. (c)	7,086,689	474,737,296
Visa, Inc. Class A (a)	10,452,420	2,917,061,374
		12,459,332,602
INSURANCE — 16.4%
Aflac, Inc.	3,480,788	298,860,458
Allstate Corp.	1,735,711	300,295,360
American International Group, Inc.	4,637,314	362,498,835
Aon PLC Class A	1,322,387	441,306,990
Arch Capital Group Ltd. (c)	2,453,324	226,785,270
Arthur J Gallagher & Co.	1,433,627	358,464,095
Assurant, Inc.	343,242	64,611,874
Brown & Brown, Inc.	1,562,041	136,741,069
Chubb Ltd.	2,679,766	694,407,764
Cincinnati Financial Corp.	1,036,434	128,694,010
Everest Group Ltd.	287,048	114,101,580
Globe Life, Inc.	570,108	66,343,468
Hartford Financial Services Group, Inc.	1,973,704	203,390,197
Loews Corp.	1,204,180	94,275,252
Marsh & McLennan Cos., Inc.	3,253,305	670,115,764
MetLife, Inc.	4,059,155	300,823,977
Principal Financial Group, Inc.	1,450,361	125,180,658
Progressive Corp.	3,870,328	800,461,237
Prudential Financial, Inc.	2,384,737	279,968,124
Travelers Cos., Inc.	1,508,665	347,204,163
W R Berkley Corp.	1,345,620	119,006,633
Willis Towers Watson PLC	678,006	186,451,650
		6,319,988,428
TOTAL COMMON STOCKS (Cost $35,662,167,480)		38,329,953,512
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (d) (e)	24,788,995	24,796,432
State Street Navigator Securities Lending Portfolio II (b) (f)	50,495,240	50,495,240
TOTAL SHORT-TERM INVESTMENTS (Cost $75,291,180)		75,291,672
TOTAL INVESTMENTS — 100.0% (Cost $35,737,458,660)		38,405,245,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(16,042,866)
NET ASSETS — 100.0%		$ 38,389,202,318
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	Non-income producing security.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,329,953,512	$—	$—	$38,329,953,512
Short-Term Investments	75,291,672	—	—	75,291,672
TOTAL INVESTMENTS	$38,405,245,184	$—	$—	$38,405,245,184
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	2,114,046	$141,556,520	$ 67,545,403	$ 75,059,575	$(3,780,755)	$24,114,050	1,996,581	$154,375,643	$2,771,668
State Street Institutional Liquid Reserves Fund, Premier Class	42,694,543	42,703,082	472,369,725	490,287,468	10,601	492	24,788,995	24,796,432	1,666,072
State Street Navigator Securities Lending Portfolio II	483,314,119	483,314,119	143,462,025	576,280,904	—	—	50,495,240	50,495,240	204,675
Total		$667,573,721	$683,377,153	$1,141,627,947	$(3,770,154)	$24,114,542		$229,667,315	$4,642,415
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 15.5%
AbbVie, Inc.	13,246,459	$ 2,412,180,184
Amgen, Inc.	4,014,008	1,141,262,755
Biogen, Inc. (a)	1,087,918	234,587,758
Gilead Sciences, Inc.	9,348,440	684,773,230
Incyte Corp. (a)	1,390,057	79,191,547
Moderna, Inc. (a) (b)	2,490,638	265,402,385
Regeneron Pharmaceuticals, Inc. (a)	792,587	762,857,062
Vertex Pharmaceuticals, Inc. (a)	1,933,440	808,197,255
		6,388,452,176
HEALTH CARE EQUIPMENT & SUPPLIES — 20.7%
Abbott Laboratories	13,025,358	1,480,462,191
Align Technology, Inc. (a)	534,787	175,367,353
Baxter International, Inc.	3,809,227	162,806,362
Becton Dickinson & Co.	2,167,583	536,368,413
Boston Scientific Corp. (a)	10,994,058	752,983,032
Cooper Cos., Inc.	1,487,251	150,896,486
Dentsply Sirona, Inc.	1,588,785	52,731,774
Dexcom, Inc. (a)	2,892,475	401,186,283
Edwards Lifesciences Corp. (a)	4,552,124	435,000,969
GE HealthCare Technologies, Inc. (b)	3,176,759	288,799,161
Hologic, Inc. (a)	1,761,154	137,299,566
IDEXX Laboratories, Inc. (a)	623,083	336,421,204
Insulet Corp. (a)	524,339	89,871,705
Intuitive Surgical, Inc. (a)	2,643,509	1,054,998,007
Medtronic PLC	9,976,171	869,423,303
ResMed, Inc. (b)	1,104,437	218,711,659
STERIS PLC (b)	741,850	166,782,717
Stryker Corp.	2,537,051	907,934,441
Teleflex, Inc. (b)	352,060	79,625,410
Zimmer Biomet Holdings, Inc. (b)	1,569,213	207,104,732
		8,504,774,768
HEALTH CARE PROVIDERS & SERVICES — 21.2%
Cardinal Health, Inc.	1,824,901	204,206,422
Cencora, Inc.	1,242,234	301,850,440
Centene Corp. (a)	4,010,989	314,782,417
Cigna Group	2,194,559	797,041,883
CVS Health Corp.	9,441,875	753,083,950
DaVita, Inc. (a) (b)	403,124	55,651,268
Elevance Health, Inc.	1,762,877	914,122,240
HCA Healthcare, Inc.	1,487,221	496,032,820
Henry Schein, Inc. (a) (b)	976,448	73,741,353
Humana, Inc.	917,068	317,965,817
Laboratory Corp. of America Holdings	636,181	138,980,101
McKesson Corp.	985,917	529,289,541
Molina Healthcare, Inc. (a)	435,130	178,764,458
Quest Diagnostics, Inc.	832,830	110,858,001
UnitedHealth Group, Inc.	6,939,527	3,432,984,007
Universal Health Services, Inc. Class B	457,169	83,415,056
		8,702,769,774
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 11.4%
Agilent Technologies, Inc. (b)	2,196,824	$ 319,659,860
Bio-Rad Laboratories, Inc. Class A (a)	156,490	54,125,196
Bio-Techne Corp. (b)	1,184,639	83,386,739
Charles River Laboratories International, Inc. (a) (b)	385,168	104,361,270
Danaher Corp.	4,934,214	1,232,171,920
Illumina, Inc. (a)	1,190,047	163,417,254
IQVIA Holdings, Inc. (a)	1,369,294	346,280,760
Mettler-Toledo International, Inc. (a)	161,202	214,606,610
Revvity, Inc.	929,581	97,606,005
Thermo Fisher Scientific, Inc.	2,898,837	1,684,833,053
Waters Corp. (a) (b)	443,995	152,836,399
West Pharmaceutical Services, Inc.	555,535	219,830,755
		4,673,115,821
PHARMACEUTICALS — 31.1%
Bristol-Myers Squibb Co.	15,266,426	827,898,282
Catalent, Inc. (a)	1,349,843	76,198,637
Eli Lilly & Co.	5,982,888	4,654,447,548
Johnson & Johnson	18,061,346	2,857,124,324
Merck & Co., Inc.	19,012,279	2,508,670,214
Pfizer, Inc.	42,363,975	1,175,600,306
Viatris, Inc.	8,982,240	107,247,946
Zoetis, Inc.	3,444,623	582,864,658
		12,790,051,915
TOTAL COMMON STOCKS (Cost $41,329,048,441)		41,059,164,454
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	31,663,359	31,672,858
State Street Navigator Securities Lending Portfolio II (e) (f)	73,448,227	73,448,227
TOTAL SHORT-TERM INVESTMENTS (Cost $105,118,855)		105,121,085
TOTAL INVESTMENTS — 100.1% (Cost $41,434,167,296)		41,164,285,539
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(52,165,709)
NET ASSETS — 100.0%		$ 41,112,119,830
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,059,164,454	$—	$—	$41,059,164,454
Short-Term Investments	105,121,085	—	—	105,121,085
TOTAL INVESTMENTS	$41,164,285,539	$—	$—	$41,164,285,539
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,578,923	$33,585,639	$ 464,246,657	$ 466,172,774	$11,770	$1,566	31,663,359	$ 31,672,858	$1,617,031
State Street Navigator Securities Lending Portfolio II	24,295,260	24,295,260	941,263,677	892,110,710	—	—	73,448,227	73,448,227	54,568
Total		$57,880,899	$1,405,510,334	$1,358,283,484	$11,770	$1,566		$105,121,085	$1,671,599
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 16.9%
Axon Enterprise, Inc. (a)	328,768	$ 102,864,932
Boeing Co. (a)	2,677,288	516,689,811
General Dynamics Corp.	1,059,857	299,399,004
Howmet Aerospace, Inc.	1,824,704	124,864,495
Huntington Ingalls Industries, Inc.	184,931	53,901,839
L3Harris Technologies, Inc.	884,204	188,423,872
Lockheed Martin Corp.	1,003,966	456,674,014
Northrop Grumman Corp.	658,669	315,278,504
RTX Corp.	6,193,453	604,047,471
Textron, Inc.	914,967	87,772,784
TransDigm Group, Inc.	259,561	319,675,328
		3,069,592,054
AIR FREIGHT & LOGISTICS — 5.2%
CH Robinson Worldwide, Inc.	544,552	41,462,189
Expeditors International of Washington, Inc.	678,705	82,510,167
FedEx Corp.	1,074,940	311,453,116
United Parcel Service, Inc. Class B	3,376,181	501,801,782
		937,227,254
AIRLINES — 1.9%
American Airlines Group, Inc. (a) (b)	3,043,320	46,714,962
Delta Air Lines, Inc.	2,991,497	143,202,961
Southwest Airlines Co. (b)	2,785,252	81,301,506
United Airlines Holdings, Inc. (a) (b)	1,531,176	73,312,707
		344,532,136
BUILDING PRODUCTS — 5.9%
A O Smith Corp.	571,991	51,170,315
Allegion PLC	408,642	55,048,164
Builders FirstSource, Inc. (a)	575,789	120,080,796
Carrier Global Corp.	3,898,792	226,636,779
Johnson Controls International PLC	3,179,177	207,663,842
Masco Corp.	1,032,563	81,448,569
Trane Technologies PLC	1,062,247	318,886,549
		1,060,935,014
COMMERCIAL SERVICES & SUPPLIES — 6.7%
Cintas Corp.	402,313	276,401,100
Copart, Inc. (a)	4,076,330	236,101,033
Republic Services, Inc.	954,070	182,647,161
Rollins, Inc.	1,310,569	60,640,028
Veralto Corp.	1,023,685	90,759,912
Waste Management, Inc.	1,710,992	364,697,945
		1,211,247,179
CONSTRUCTION & ENGINEERING — 1.0%
Quanta Services, Inc.	677,811	176,095,298
ELECTRICAL EQUIPMENT — 7.0%
AMETEK, Inc.	1,076,641	196,917,638
Eaton Corp. PLC	1,863,937	582,815,821
Emerson Electric Co.	2,668,713	302,685,428
Security Description	Shares	Value
Generac Holdings, Inc. (a)	286,754	$ 36,171,150
Rockwell Automation, Inc.	534,518	155,721,129
		1,274,311,166
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Hubbell, Inc.	250,324	103,896,976
GROUND TRANSPORTATION — 12.7%
CSX Corp.	9,224,699	341,959,592
JB Hunt Transport Services, Inc.	380,631	75,840,727
Norfolk Southern Corp.	1,053,751	268,569,517
Old Dominion Freight Line, Inc.	834,665	183,050,381
Uber Technologies, Inc. (a)	9,606,154	739,577,796
Union Pacific Corp.	2,846,462	700,030,400
		2,309,028,413
INDUSTRIAL CONGLOMERATES — 9.9%
3M Co.	2,578,326	273,483,039
General Electric Co.	5,080,419	891,765,947
Honeywell International, Inc.	3,077,379	631,632,040
		1,796,881,026
MACHINERY — 20.9%
Caterpillar, Inc.	2,376,454	870,804,039
Cummins, Inc.	638,136	188,026,772
Deere & Co.	1,215,577	499,286,097
Dover Corp.	652,459	115,609,210
Fortive Corp.	1,637,042	140,818,353
IDEX Corp.	353,061	86,153,945
Illinois Tool Works, Inc.	1,270,668	340,958,344
Ingersoll Rand, Inc.	1,888,386	179,302,251
Nordson Corp.	253,297	69,540,158
Otis Worldwide Corp.	1,897,228	188,337,824
PACCAR, Inc.	2,441,800	302,514,602
Parker-Hannifin Corp.	599,442	333,163,869
Pentair PLC	769,449	65,741,723
Snap-on, Inc.	246,341	72,971,131
Stanley Black & Decker, Inc.	715,638	70,082,429
Westinghouse Air Brake Technologies Corp.	835,611	121,731,811
Xylem, Inc.	1,124,607	145,344,209
		3,790,386,767
PROFESSIONAL SERVICES — 7.7%
Automatic Data Processing, Inc.	1,917,654	478,914,910
Broadridge Financial Solutions, Inc.	549,404	112,550,903
Dayforce, Inc. (a) (b)	726,145	48,078,061
Equifax, Inc.	575,140	153,861,453
Jacobs Solutions, Inc.	586,556	90,171,254
Leidos Holdings, Inc.	641,868	84,142,476
Paychex, Inc.	1,494,303	183,500,408
Paycom Software, Inc.	228,314	45,436,769
Robert Half, Inc.	491,077	38,932,585
Verisk Analytics, Inc.	676,314	159,427,499
		1,395,016,318

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.5%
Fastenal Co.	2,669,428	$ 205,919,676
United Rentals, Inc.	314,344	226,676,602
WW Grainger, Inc.	206,083	209,648,236
		642,244,514
TOTAL COMMON STOCKS (Cost $17,720,038,346)		18,111,394,115
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	6,840,258	6,842,310
State Street Navigator Securities Lending Portfolio II (e) (f)	21,780,174	21,780,174
TOTAL SHORT-TERM INVESTMENTS (Cost $28,622,298)		28,622,484
TOTAL INVESTMENTS — 100.0% (Cost $17,748,660,644)		18,140,016,599
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(5,472,145)
NET ASSETS — 100.0%		$ 18,134,544,454

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	150	06/21/2024	$18,695,100	$19,273,005	$577,905
During the period ended March 31, 2024, the average notional value related to futures contracts was $22,282,036.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,111,394,115	$—	$—	$18,111,394,115
Short-Term Investments	28,622,484	—	—	28,622,484
TOTAL INVESTMENTS	$18,140,016,599	$—	$—	$18,140,016,599
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 577,905	$—	$—	$ 577,905
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 577,905	$—	$—	$ 577,905
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,430,670	$ 6,431,956	$ 225,967,607	$ 225,556,902	$(533)	$182	6,840,258	$ 6,842,310	$287,478
State Street Navigator Securities Lending Portfolio II	76,756,877	76,756,877	1,827,763,618	1,882,740,321	—	—	21,780,174	21,780,174	157,475
Total		$83,188,833	$2,053,731,225	$2,108,297,223	$(533)	$182		$28,622,484	$444,953
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 66.3%
Air Products & Chemicals, Inc.	1,238,911	$ 300,150,968
Albemarle Corp. (a)	653,966	86,153,481
Celanese Corp.	558,104	95,915,753
CF Industries Holdings, Inc.	1,064,754	88,598,180
Corteva, Inc.	3,911,050	225,550,253
Dow, Inc.	3,913,893	226,731,821
DuPont de Nemours, Inc.	2,396,995	183,777,607
Eastman Chemical Co.	653,662	65,510,006
Ecolab, Inc.	1,414,246	326,549,401
FMC Corp. (a)	695,324	44,292,139
International Flavors & Fragrances, Inc.	1,422,634	122,332,298
Linde PLC	2,702,261	1,254,713,828
LyondellBasell Industries NV Class A	1,426,428	145,895,056
Mosaic Co.	1,821,464	59,124,721
PPG Industries, Inc.	1,314,112	190,414,829
Sherwin-Williams Co.	1,312,385	455,830,682
		3,871,541,023
CONSTRUCTION MATERIALS — 7.1%
Martin Marietta Materials, Inc.	344,420	211,453,215
Vulcan Materials Co.	740,526	202,104,356
		413,557,571
CONTAINERS & PACKAGING — 9.2%
Amcor PLC	8,054,835	76,601,481
Avery Dennison Corp.	448,828	100,200,851
Ball Corp.	1,757,201	118,365,059
International Paper Co.	1,928,317	75,242,929
Packaging Corp. of America	495,745	94,082,486
Westrock Co.	1,432,030	70,813,884
		535,306,690
METALS & MINING — 17.2%
Freeport-McMoRan, Inc.	7,991,518	375,761,176
Security Description	Shares	Value
Newmont Corp.	6,422,801	$ 230,193,188
Nucor Corp.	1,370,045	271,131,906
Steel Dynamics, Inc.	847,669	125,649,976
		1,002,736,246
TOTAL COMMON STOCKS (Cost $6,149,339,886)		5,823,141,530
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c)	9,546,516	9,549,380
State Street Navigator Securities Lending Portfolio II (d) (e)	84,757,934	84,757,934
TOTAL SHORT-TERM INVESTMENTS (Cost $94,307,314)		94,307,314
TOTAL INVESTMENTS — 101.4% (Cost $6,243,647,200)		5,917,448,844
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(84,537,467)
NET ASSETS — 100.0%		$ 5,832,911,377
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Materials Select Sector Index (long)	99	06/21/2024	$9,500,831	$9,863,370	$362,539
During the period ended March 31, 2024, the average notional value related to futures contracts was $11,760,729.
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,823,141,530	$—	$—	$5,823,141,530
Short-Term Investments	94,307,314	—	—	94,307,314
TOTAL INVESTMENTS	$5,917,448,844	$—	$—	$5,917,448,844
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 362,539	$—	$—	$ 362,539
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 362,539	$—	$—	$ 362,539
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,052,582	$ 9,054,393	$ 90,186,512	$ 89,692,380	$879	$(24)	9,546,516	$ 9,549,380	$185,781
State Street Navigator Securities Lending Portfolio II	33,329,188	33,329,188	610,730,132	559,301,386	—	—	84,757,934	84,757,934	90,162
Total		$42,383,581	$700,916,644	$648,993,766	$879	$(24)		$94,307,314	$275,943
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
HEALTH CARE REITs — 8.2%
Healthpeak Properties, Inc. REIT	4,331,947	$ 81,224,007
Ventas, Inc. REIT	2,462,280	107,207,671
Welltower, Inc. REIT	3,386,850	316,467,264
		504,898,942
HOTEL & RESORT REITs — 1.4%
Host Hotels & Resorts, Inc. REIT	4,316,831	89,272,065
INDUSTRIAL REITs — 11.9%
Prologis, Inc. REIT	5,654,041	736,269,219
OFFICE REITs — 3.0%
Alexandria Real Estate Equities, Inc. REIT	963,589	124,216,258
Boston Properties, Inc. REIT	882,127	57,611,714
		181,827,972
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.8%
CBRE Group, Inc. Class A (a)	1,819,747	176,952,199
CoStar Group, Inc. (a)	2,498,897	241,393,450
		418,345,649
RESIDENTIAL REITs — 12.1%
AvalonBay Communities, Inc. REIT	868,004	161,066,822
Camden Property Trust REIT	652,383	64,194,487
Equity Residential REIT	2,112,095	133,294,316
Essex Property Trust, Inc. REIT	392,914	96,189,276
Invitation Homes, Inc. REIT	3,520,104	125,350,903
Mid-America Apartment Communities, Inc. REIT	714,222	93,977,331
UDR, Inc. REIT	1,851,829	69,276,923
		743,350,058
RETAIL REITs — 12.5%
Federal Realty Investment Trust REIT	448,823	45,833,805
Kimco Realty Corp. REIT	4,076,348	79,937,184
Realty Income Corp. REIT	5,089,068	275,318,579
Regency Centers Corp. REIT	1,003,654	60,781,286
Security Description	Shares	Value
Simon Property Group, Inc. REIT	1,994,374	$ 312,099,587
		773,970,441
SPECIALIZED REITs — 43.6%
American Tower Corp. REIT	2,852,627	563,650,569
Crown Castle, Inc. REIT	2,653,885	280,860,650
Digital Realty Trust, Inc. REIT	1,853,276	266,945,875
Equinix, Inc. REIT	574,467	474,124,849
Extra Space Storage, Inc. REIT	1,292,919	190,059,093
Iron Mountain, Inc. REIT	1,786,797	143,318,987
Public Storage REIT	968,354	280,880,761
SBA Communications Corp. REIT	660,245	143,075,091
VICI Properties, Inc. REIT	6,330,611	188,588,902
Weyerhaeuser Co. REIT	4,465,626	160,360,630
		2,691,865,407
TOTAL COMMON STOCKS (Cost $6,912,707,002)		6,139,799,753
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c) (Cost $2,328,880)	2,328,181	2,328,880
TOTAL INVESTMENTS — 99.6% (Cost $6,915,035,882)		6,142,128,633
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		27,420,675
NET ASSETS — 100.0%		$ 6,169,549,308
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
REIT	Real Estate Investment Trust

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	550	06/21/2024	$26,840,000	$26,851,935	$11,935
During the period ended March 31, 2024, the average notional value related to futures contracts was $11,911,116.
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,139,799,753	$—	$—	$6,139,799,753
Short-Term Investment	2,328,880	—	—	2,328,880
TOTAL INVESTMENTS	$6,142,128,633	$—	$—	$6,142,128,633
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 11,935	$—	$—	$ 11,935
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 11,935	$—	$—	$ 11,935
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,667,169	$15,670,302	$151,442,412	$164,784,328	$505	$(11)	2,328,181	$2,328,880	$135,100
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 3.8%
Arista Networks, Inc. (a)	1,738,057	$ 504,001,769
Cisco Systems, Inc.	28,027,756	1,398,865,302
F5, Inc. (a)	405,587	76,895,239
Juniper Networks, Inc.	2,220,384	82,287,431
Motorola Solutions, Inc.	1,144,751	406,363,710
		2,468,413,451
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	4,137,467	477,256,818
CDW Corp.	924,033	236,349,161
Corning, Inc.	5,296,257	174,564,631
Jabil, Inc.	879,787	117,847,469
Keysight Technologies, Inc. (a)	1,204,733	188,396,146
TE Connectivity Ltd.	2,129,882	309,344,062
Teledyne Technologies, Inc. (a)	325,495	139,741,513
Trimble, Inc. (a)	1,715,890	110,434,680
Zebra Technologies Corp. Class A (a)	354,295	106,798,685
		1,860,733,165
IT SERVICES — 5.4%
Accenture PLC Class A	4,324,628	1,498,959,311
Akamai Technologies, Inc. (a)	1,040,328	113,146,073
Cognizant Technology Solutions Corp. Class A	3,434,924	251,745,580
EPAM Systems, Inc. (a)	397,978	109,905,605
Gartner, Inc. (a)	537,686	256,298,786
International Business Machines Corp.	6,311,289	1,205,203,747
VeriSign, Inc. (a)	607,869	115,197,254
		3,550,456,356
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 27.0%
Advanced Micro Devices, Inc. (a)	11,144,901	2,011,543,181
Analog Devices, Inc.	3,420,021	676,445,954
Applied Materials, Inc.	5,739,157	1,183,586,348
Broadcom, Inc.	2,232,638	2,959,160,732
Enphase Energy, Inc. (a)	936,367	113,281,680
First Solar, Inc. (a) (b)	736,966	124,399,861
Intel Corp.	29,162,576	1,288,110,982
KLA Corp.	932,740	651,584,182
Lam Research Corp.	904,240	878,532,457
Microchip Technology, Inc.	3,727,333	334,379,043
Micron Technology, Inc.	7,614,213	897,639,571
Monolithic Power Systems, Inc.	331,260	224,402,149
NVIDIA Corp.	3,257,342	2,943,203,937
NXP Semiconductors NV	1,777,956	440,524,158
ON Semiconductor Corp. (a)	2,947,473	216,786,639
Qorvo, Inc. (a)	665,974	76,473,794
QUALCOMM, Inc.	7,697,591	1,303,202,156
Skyworks Solutions, Inc. (b)	1,105,181	119,713,206
Teradyne, Inc. (b)	1,054,443	118,972,804
Security Description	Shares	Value
Texas Instruments, Inc.	6,271,775	$ 1,092,605,923
		17,654,548,757
SOFTWARE — 39.8%
Adobe, Inc. (a)	3,117,709	1,573,195,961
ANSYS, Inc. (a)	599,524	208,130,752
Autodesk, Inc. (a)	1,475,486	384,246,064
Cadence Design Systems, Inc. (a)	1,876,513	584,120,967
Fair Isaac Corp. (a)	171,414	214,200,649
Fortinet, Inc. (a)	4,396,223	300,305,993
Gen Digital, Inc. (b)	3,865,881	86,595,734
Intuit, Inc.	1,930,834	1,255,042,100
Microsoft Corp.	35,652,308	14,999,639,022
Oracle Corp.	10,997,182	1,381,356,031
Palo Alto Networks, Inc. (a)	2,174,763	617,915,411
PTC, Inc. (a)	824,572	155,794,634
Roper Technologies, Inc.	736,846	413,252,711
Salesforce, Inc.	6,676,719	2,010,894,228
ServiceNow, Inc. (a)	1,414,024	1,078,051,898
Synopsys, Inc. (a)	1,051,969	601,200,283
Tyler Technologies, Inc. (a)	290,555	123,488,781
		25,987,431,219
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.0%
Apple, Inc.	73,645,982	12,628,812,993
Hewlett Packard Enterprise Co.	8,966,698	158,979,556
HP, Inc.	6,014,570	181,760,305
NetApp, Inc.	1,421,079	149,170,663
Seagate Technology Holdings PLC (b)	1,343,946	125,054,175
Super Micro Computer, Inc. (a) (b)	347,344	350,827,860
Western Digital Corp. (a)	2,236,499	152,618,692
		13,747,224,244
TOTAL COMMON STOCKS (Cost $53,173,408,916)		65,268,807,192
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (c) (d)	64,918,705	64,938,181
State Street Navigator Securities Lending Portfolio II (e) (f)	117,602,972	117,602,972
TOTAL SHORT-TERM INVESTMENTS (Cost $182,534,755)		182,541,153
TOTAL INVESTMENTS — 100.2% (Cost $53,355,943,671)		65,451,348,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(101,324,574)
NET ASSETS — 100.0%		$ 65,350,023,771
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	06/21/2024	$69,865,950	$70,183,311	$317,361
During the period ended March 31, 2024, the average notional value related to futures contracts was $63,080,443.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$65,268,807,192	$—	$—	$65,268,807,192
Short-Term Investments	182,541,153	—	—	182,541,153
TOTAL INVESTMENTS	$65,451,348,345	$—	$—	$65,451,348,345
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 317,361	$—	$—	$ 317,361
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 317,361	$—	$—	$ 317,361
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	60,139,808	$60,151,836	$ 520,329,798	$ 515,555,844	$13,988	$(1,597)	64,918,705	$ 64,938,181	$1,988,305
State Street Navigator Securities Lending Portfolio II	23,763,431	23,763,431	811,048,513	717,208,972	—	—	117,602,972	117,602,972	65,298
Total		$83,915,267	$1,331,378,311	$1,232,764,816	$13,988	$(1,597)		$182,541,153	$2,053,603
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 66.7%
Alliant Energy Corp. (a)	3,223,796	$ 162,479,318
American Electric Power Co., Inc.	6,643,752	572,027,047
Constellation Energy Corp. (a)	4,034,970	745,864,205
Duke Energy Corp.	9,740,547	942,008,300
Edison International	4,845,887	342,749,588
Entergy Corp. (a)	2,671,646	282,339,549
Evergy, Inc. (a)	2,902,191	154,918,956
Eversource Energy	4,413,268	263,781,028
Exelon Corp.	12,575,949	472,478,404
FirstEnergy Corp.	6,524,463	251,974,761
NextEra Energy, Inc.	25,920,509	1,656,579,730
NRG Energy, Inc.	2,852,190	193,064,741
PG&E Corp.	26,954,015	451,749,291
Pinnacle West Capital Corp. (a)	1,432,610	107,058,945
PPL Corp. (a)	9,312,517	256,373,593
Southern Co. (a)	13,778,513	988,470,523
Xcel Energy, Inc.	6,971,431	374,714,417
		8,218,632,396
GAS UTILITIES — 1.8%
Atmos Energy Corp.	1,905,619	226,520,931
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	8,459,823	151,684,627
MULTI-UTILITIES — 27.4%
Ameren Corp.	3,321,958	245,692,014
CenterPoint Energy, Inc.	7,974,678	227,198,576
CMS Energy Corp.	3,719,843	224,455,327
Consolidated Edison, Inc.	4,361,406	396,059,279
Dominion Energy, Inc. (a)	10,571,748	520,024,284
DTE Energy Co.	2,608,202	292,483,772
NiSource, Inc.	5,222,934	144,466,354
Public Service Enterprise Group, Inc.	6,295,484	420,412,422
Security Description	Shares	Value
Sempra (a)	7,950,688	$ 571,097,919
WEC Energy Group, Inc. (a)	3,985,077	327,254,523
		3,369,144,470
WATER UTILITIES — 2.5%
American Water Works Co., Inc.	2,459,853	300,618,635
TOTAL COMMON STOCKS (Cost $14,228,048,732)		12,266,601,059
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c)	28,187,534	28,195,990
State Street Navigator Securities Lending Portfolio II (d) (e)	149,810,388	149,810,388
TOTAL SHORT-TERM INVESTMENTS (Cost $178,005,491)		178,006,378
TOTAL INVESTMENTS — 101.0% (Cost $14,406,054,223)		12,444,607,437
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(123,608,191)
NET ASSETS — 100.0%		$ 12,320,999,246
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,266,601,059	$—	$—	$12,266,601,059
Short-Term Investments	178,006,378	—	—	178,006,378
TOTAL INVESTMENTS	$12,444,607,437	$—	$—	$12,444,607,437
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,702,123	$31,708,463	$ 365,093,635	$368,609,051	$2,834	$109	28,187,534	$ 28,195,990	$694,433
State Street Navigator Securities Lending Portfolio II	7,244,850	7,244,850	725,391,424	582,825,886	—	—	149,810,388	149,810,388	39,942
Total		$38,953,313	$1,090,485,059	$951,434,937	$2,834	$109		$178,006,378	$734,375
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$18,175,659,781	$20,040,017,624	$15,550,688,197
Investments in affiliated issuers, at value	177,265,238	243,830,094	20,754,244
Total Investments	18,352,925,019	20,283,847,718	15,571,442,441
Cash	—	—	1,033
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	381,328,125	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	3,883	1,966	1,802
Dividends receivable — unaffiliated issuers	4,609,269	5,661,711	56,306,588
Dividends receivable — affiliated issuers	49,200	106,915	162,991
Securities lending income receivable — unaffiliated issuers	310	7,116	—
Securities lending income receivable — affiliated issuers	21,777	36,612	8,795
Receivable for foreign taxes recoverable	—	—	—
Prepaid expenses and other assets	10,698	12,115	10,869
TOTAL ASSETS	18,738,948,281	20,289,674,153	15,627,934,519
LIABILITIES
Due to custodian	2,179	587,249	—
Payable upon return of securities loaned	168,957,039	231,057,191	11,362,006
Payable for investments purchased	376,844,646	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	—	—
Advisory and Administration fees payable	498,071	597,048	459,987
Distribution fees payable	339,426	381,974	294,312
Unitary fees payable	249,496	209,476	191,669
Trustees’ fees and expenses payable	13,882	19,855	22,319
License fee payable	770,370	872,404	686,442
Registration and filing fees payable	14,380	21,690	26,143
Professional fees payable	55,170	66,228	74,315
Printing and postage fees payable	214,325	369,165	340,023
Accrued expenses and other liabilities	2,356	—	—
TOTAL LIABILITIES	547,961,340	234,182,280	13,457,216
NET ASSETS	$18,190,986,941	$20,055,491,873	$15,614,477,303
NET ASSETS CONSIST OF:
Paid-in capital	$18,919,926,172	$24,011,170,198	$18,192,445,712
Total distributable earnings (loss)	(728,939,231)	(3,955,678,325)	(2,577,968,409)
NET ASSETS	$18,190,986,941	$20,055,491,873	$15,614,477,303
NET ASSET VALUE PER SHARE
Net asset value per share	$ 81.67	$ 183.99	$ 76.36
Shares outstanding (unlimited amount authorized, $0.01 par value)	222,750,000	109,003,252	204,471,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$16,868,293,316	$20,073,009,105	$16,281,749,751
Investments in affiliated issuers	177,265,238	243,830,094	20,752,720
Total cost of investments	$17,045,558,554	$20,316,839,199	$16,302,502,471
* Includes investments in securities on loan, at value	$ 180,128,284	$ 301,490,007	$ 11,014,211
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$39,466,194,972	$38,175,577,869	$41,059,164,454	$18,111,394,115	$ 5,823,141,530	$ 6,139,799,753	$65,268,807,192
140,636,153	229,667,315	105,121,085	28,622,484	94,307,314	2,328,880	182,541,153
39,606,831,125	38,405,245,184	41,164,285,539	18,140,016,599	5,917,448,844	6,142,128,633	65,451,348,345
4,703,998	2,981,741	—	—	—	2,940,664	1,438,693
5,767,984	—	—	578,400	362,779	13,750	318,450
22,090,423	—	—	—	—	—	800,996,460
4,875	—	—	—	4,572	—	110
12,213,530	36,259,650	31,752,078	19,289,391	6,420,905	24,951,129	24,112,251
472,934	217,002	261,834	79,464	29,812	18,620	291,759
1,565	8,521	5,470	8,316	1,780	—	1,800
4,451	1,191	9,456	24,608	13,348	—	19,200
—	—	—	—	—	280,832	—
19,627	23,562	23,980	11,238	3,891	2,257	35,830
39,652,110,512	38,444,736,851	41,196,338,357	18,160,008,016	5,924,285,931	6,170,335,885	66,278,562,898

—	—	5,291,192	1,430,382	2,103,520	—	—
56,553,910	50,495,240	73,448,227	21,780,174	84,757,934	—	117,602,972
47,575,066	—	—	—	3,788,041	—	802,907,968
—	123	15,039	52,945	—	11,472	—
1,065,226	1,114,793	1,185,170	514,715	145,905	162,009	1,826,482
711,102	710,436	782,432	330,211	103,542	114,311	1,231,903
556,618	556,434	615,832	192,447	24,452	48,455	1,012,224
45,717	42,629	50,708	18,264	7,852	6,015	54,660
1,618,626	1,626,433	1,805,225	734,312	237,526	261,815	2,787,589
59,470	47,564	61,425	20,590	8,509	7,320	63,075
124,749	106,254	125,397	64,538	47,424	45,057	123,133
847,787	834,627	837,880	324,480	147,556	127,738	929,121
—	—	—	504	2,293	2,385	—
109,158,271	55,534,533	84,218,527	25,463,562	91,374,554	786,577	928,539,127
$39,542,952,241	$38,389,202,318	$41,112,119,830	$18,134,544,454	$ 5,832,911,377	$ 6,169,549,308	$65,350,023,771

$44,429,617,792	$40,065,651,801	$42,672,572,168	$19,044,957,763	$ 7,220,277,555	$ 7,289,142,917	$56,377,610,533
(4,886,665,551)	(1,676,449,483)	(1,560,452,338)	(910,413,309)	(1,387,366,178)	(1,119,593,609)	8,972,413,238
$39,542,952,241	$38,389,202,318	$41,112,119,830	$18,134,544,454	$ 5,832,911,377	$ 6,169,549,308	$65,350,023,771

$ 94.40	$ 42.13	$ 147.80	$ 126.00	$ 92.92	$ 39.55	$ 208.42
418,874,200	911,295,427	278,165,324	143,926,000	62,773,725	156,000,000	313,555,897

$35,854,118,099	$35,473,591,048	$41,329,048,441	$17,720,038,346	$ 6,149,339,886	$ 6,912,707,002	$53,173,408,916
140,636,037	263,867,612	105,118,855	28,622,298	94,307,314	2,328,880	182,534,755
$35,994,754,136	$35,737,458,660	$41,434,167,296	$17,748,660,644	$ 6,243,647,200	$ 6,915,035,882	$53,355,943,671
$ 147,503,033	$ 405,237,632	$ 230,176,999	$ 119,800,587	$ 104,033,374	$ —	$ 170,885,090

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2024 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$12,266,601,059
Investments in affiliated issuers, at value	178,006,378
Total Investments	12,444,607,437
Cash	19,468
Receivable for investments sold	1,967
Dividends receivable — unaffiliated issuers	27,816,842
Dividends receivable — affiliated issuers	116,092
Securities lending income receivable — unaffiliated issuers	2,871
Securities lending income receivable — affiliated issuers	22,181
Prepaid expenses and other assets	8,513
TOTAL ASSETS	12,472,595,371
LIABILITIES
Payable upon return of securities loaned	149,810,388
Payable for income related to Select Sector SPDR shares in-kind transactions	3,619
Advisory and Administration fees payable	366,619
Distribution fees payable	234,609
Unitary fees payable	149,129
Trustees’ fees and expenses payable	20,175
License fee payable	572,483
Registration and filing fees payable	24,286
Professional fees payable	70,952
Printing and postage fees payable	343,865
TOTAL LIABILITIES	151,596,125
NET ASSETS	$12,320,999,246
NET ASSETS CONSIST OF:
Paid-in capital	$15,328,775,964
Total distributable earnings (loss)	(3,007,776,718)
NET ASSETS	$12,320,999,246
NET ASSET VALUE PER SHARE
Net asset value per share	$ 65.67
Shares outstanding (unlimited amount authorized, $0.01 par value)	187,624,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,228,048,732
Investments in affiliated issuers	178,005,491
Total cost of investments	$14,406,054,223
* Includes investments in securities on loan, at value	$ 147,983,797
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2024 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	—	$ —	$ —
Dividend income — unaffiliated issuers	88,090,322	83,623,106	254,104,962
Dividend income — affiliated issuers	615,964	338,899	771,468
Unaffiliated securities lending income	584	36,218	—
Affiliated securities lending income	42,544	165,367	48,613
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	88,749,414	84,163,590	254,925,043
EXPENSES
Advisory and Administration fees	2,446,057	2,843,011	2,386,707
Distribution fees	1,589,258	1,846,911	1,523,857
License fees	1,647,915	1,922,615	1,628,005
Unitary fees	610,941	697,952	586,898
Trustees’ fees and expenses	81,339	100,795	99,629
Professional fees	28,800	31,437	31,949
Printing and postage fees	217,897	338,483	400,017
Insurance expense	20,318	24,169	22,516
Miscellaneous expenses	25,653	31,924	37,132
TOTAL EXPENSES	6,668,178	7,837,297	6,716,710
NET INVESTMENT INCOME (LOSS)	$ 82,081,236	$ 76,326,293	$ 248,208,333
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	16,547,533	(321,444,873)	(217,390,319)
Investments — affiliated issuers	(61,088)	648	6,605
In-kind redemptions — unaffiliated issuers	1,404,417,652	946,027,495	139,166,251
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	1,420,904,097	624,583,270	(78,217,463)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,026,602,538	1,791,135,845	1,611,308,457
Investments — affiliated issuers	(409)	(30)	1,524
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	2,026,602,129	1,791,135,815	1,611,309,981
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,447,506,226	2,415,719,085	1,533,092,518
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,529,587,462	$2,492,045,378	$1,781,300,851
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$ 283,876	$ —	$ —	$ 25,700	$ 14,873	$ 15,019	$ 75,900
668,854,393	314,216,836	334,890,626	142,428,812	52,537,580	100,909,883	253,360,369
2,398,126	4,437,740	1,617,031	287,478	185,781	135,100	1,988,305
3,816	11,143	8,809	—	8,077	—	11,957
33,184	204,675	54,568	157,475	90,162	—	65,298
—	—	—	—	—	—	(512,725)
671,573,395	318,870,394	336,571,034	142,899,465	52,836,473	101,060,002	254,989,104

5,696,681	5,178,230	5,975,916	2,386,155	813,762	809,536	8,859,369
3,671,078	3,341,115	3,853,201	1,539,658	519,357	521,965	5,756,263
3,892,128	3,489,821	4,049,364	1,612,920	554,000	543,277	5,969,602
1,401,010	1,270,913	1,468,108	585,845	200,001	198,543	2,174,000
219,444	189,769	230,937	87,958	33,233	26,875	295,055
44,714	40,792	47,927	28,406	22,229	21,181	53,296
966,746	771,998	957,085	325,501	132,597	125,624	987,225
42,900	47,594	50,893	22,277	8,362	5,343	70,313
76,526	92,736	77,746	30,490	18,478	18,557	79,715
16,011,227	14,422,968	16,711,177	6,619,210	2,302,019	2,270,901	24,244,838
$ 655,562,168	$ 304,447,426	$ 319,859,857	$ 136,280,255	$ 50,534,454	$ 98,789,101	$ 230,744,266

(432,657,662)	(32,826,103)	(87,508,268)	(196,172,977)	(72,802,614)	(38,362,414)	(173,807,539)
24,814	(2,187,477)	11,770	(533)	879	505	13,988
1,169,428,593	1,301,886,267	1,590,552,526	907,343,421	137,451,473	70,754,246	5,209,007,369
—	(1,582,677)	—	—	—	—	—
10,243,374	—	—	4,035,161	550,804	(209,836)	9,955,374
747,039,119	1,265,290,010	1,503,056,028	715,205,072	65,200,542	32,182,501	5,045,169,192

647,446,129	6,713,803,000	3,803,102,066	2,684,292,123	795,085,903	688,562,305	8,241,242,501
39	24,114,542	1,566	182	(24)	(11)	(1,597)
6,868,586	—	—	1,119,068	908,667	512,133	3,422,100
654,314,754	6,737,917,542	3,803,103,632	2,685,411,373	795,994,546	689,074,427	8,244,663,004
1,401,353,873	8,003,207,552	5,306,159,660	3,400,616,445	861,195,088	721,256,928	13,289,832,196
$2,056,916,041	$8,307,654,978	$5,626,019,517	$3,536,896,700	$911,729,542	$820,046,029	$13,520,576,462

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2024 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 235,486,949
Dividend income — affiliated issuers	694,433
Unaffiliated securities lending income	4,190
Affiliated securities lending income	39,942
TOTAL INVESTMENT INCOME (LOSS)	236,225,514
EXPENSES
Advisory and Administration fees	2,040,855
Distribution fees	1,297,524
License fees	1,396,631
Unitary fees	502,060
Trustees’ fees and expenses	86,258
Professional fees	29,842
Printing and postage fees	377,472
Insurance expense	18,727
Miscellaneous expenses	34,640
TOTAL EXPENSES	5,784,009
NET INVESTMENT INCOME (LOSS)	$ 230,441,505
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(48,499,067)
Investments — affiliated issuers	2,834
In-kind redemptions — unaffiliated issuers	(128,926,361)
Net realized gain (loss)	(177,422,594)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,543,677,598
Investments — affiliated issuers	109
Net change in unrealized appreciation/depreciation	1,543,677,707
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,366,255,113
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,596,696,618
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 82,081,236	$ 98,537,829	$ 76,326,293	$ 142,809,888
Net realized gain (loss)	1,420,904,097	(313,056,658)	624,583,270	(157,092,031)
Net change in unrealized appreciation/depreciation	2,026,602,129	3,465,421,025	1,791,135,815	1,874,122,013
Net increase (decrease) in net assets resulting from operations	3,529,587,462	3,250,902,196	2,492,045,378	1,859,839,870
Net equalization credits and charges	1,135,197	1,560,533	(242,542)	3,199,990
Distributions to shareholders	(85,383,712)	(99,539,151)	(76,394,066)	(146,143,540)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,175,033,640	10,276,721,990	12,759,917,107	16,578,397,409
Cost of shares redeemed	(6,538,567,276)	(7,895,818,143)	(12,552,186,762)	(14,958,622,444)
Net income equalization	(1,135,197)	(1,560,533)	242,542	(3,199,990)
Net increase (decrease) in net assets from beneficial interest transactions	1,635,331,167	2,379,343,314	207,972,887	1,616,574,975
Net increase (decrease) in net assets during the period	5,080,670,114	5,532,266,892	2,623,381,657	3,333,471,295
Net assets at beginning of period	13,110,316,827	7,578,049,935	17,432,110,216	14,098,638,921
NET ASSETS AT END OF PERIOD	$18,190,986,941	$13,110,316,827	$ 20,055,491,873	$ 17,432,110,216
SHARES OF BENEFICIAL INTEREST:
Shares sold	111,650,000	179,500,000	74,600,000	109,800,000
Shares redeemed	(88,800,000)	(137,850,000)	(73,900,000)	(100,450,000)
Net increase (decrease) from share transactions	22,850,000	41,650,000	700,000	9,350,000
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 248,208,333	$ 441,865,915	$ 655,562,168	$ 1,267,538,136	$ 304,447,426	$ 625,049,689
(78,217,463)	38,814,801	747,039,119	5,299,979,399	1,265,290,010	(2,096,291,628)
1,611,309,981	234,189,458	654,314,754	2,737,765,469	6,737,917,542	4,506,706,874
1,781,300,851	714,870,174	2,056,916,041	9,305,283,004	8,307,654,978	3,035,464,935
(9,500,165)	795,893	(12,781,450)	(37,006,912)	(5,893,903)	(3,966,926)
(228,690,486)	(441,127,478)	(651,436,845)	(1,341,480,922)	(299,206,947)	(620,776,102)

10,455,443,968	23,046,682,696	11,617,269,767	27,146,924,381	18,752,758,279	43,299,923,641
(12,599,810,342)	(21,580,150,154)	(12,519,446,833)	(29,602,268,044)	(18,970,313,293)	(42,070,236,620)
9,500,165	(795,893)	12,781,450	37,006,912	5,893,903	3,966,926
(2,134,866,209)	1,465,736,649	(889,395,616)	(2,418,336,751)	(211,661,111)	1,233,653,947
(591,756,009)	1,740,275,238	503,302,130	5,508,458,419	7,790,893,017	3,644,375,854
16,206,233,312	14,465,958,074	39,039,650,111	33,531,191,692	30,598,309,301	26,953,933,447
$ 15,614,477,303	$ 16,206,233,312	$ 39,542,952,241	$ 39,039,650,111	$ 38,389,202,318	$ 30,598,309,301

145,900,000	312,650,000	134,650,000	314,400,000	508,900,000	1,287,000,000
(176,950,000)	(293,950,000)	(147,650,000)	(348,350,000)	(520,000,000)	(1,253,750,000)
(31,050,000)	18,700,000	(13,000,000)	(33,950,000)	(11,100,000)	33,250,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 319,859,857	$ 647,729,539	$ 136,280,255	$ 237,381,645
Net realized gain (loss)	1,503,056,028	2,303,390,134	715,205,072	374,212,139
Net change in unrealized appreciation/depreciation	3,803,103,632	(34,226,161)	2,685,411,373	2,015,662,364
Net increase (decrease) in net assets resulting from operations	5,626,019,517	2,916,893,512	3,536,896,700	2,627,256,148
Net equalization credits and charges	(7,005,024)	1,559,845	(821,382)	(867,162)
Distributions to shareholders	(313,579,465)	(648,808,543)	(136,488,935)	(236,264,195)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	14,818,533,698	27,182,182,809	14,808,048,307	25,545,625,552
Cost of shares redeemed	(16,724,336,486)	(27,549,852,253)	(14,486,773,952)	(24,628,479,250)
Net income equalization	7,005,024	(1,559,845)	821,382	867,162
Net increase (decrease) in net assets from beneficial interest transactions	(1,898,797,764)	(369,229,289)	322,095,737	918,013,464
Contribution from affiliate (Note 4)	—	—	—	4,351
Net increase (decrease) in net assets during the period	3,406,637,264	1,900,415,525	3,721,682,120	3,308,142,606
Net assets at beginning of period	37,705,482,566	35,805,067,041	14,412,862,334	11,104,719,728
NET ASSETS AT END OF PERIOD	$ 41,112,119,830	$ 37,705,482,566	$ 18,134,544,454	$ 14,412,862,334
SHARES OF BENEFICIAL INTEREST:
Shares sold	108,350,000	205,850,000	131,800,000	252,600,000
Shares redeemed	(123,100,000)	(208,800,000)	(130,100,000)	(244,500,000)
Net increase (decrease) from share transactions	(14,750,000)	(2,950,000)	1,700,000	8,100,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23

$ 50,534,454	$ 112,133,869	$ 98,789,101	$ 150,374,763	$ 230,744,266	$ 417,955,928
65,200,542	170,245,600	32,182,501	(155,219,726)	5,045,169,192	3,620,627,345
795,994,546	529,370,191	689,074,427	(42,191,714)	8,244,663,004	9,583,192,932
911,729,542	811,749,660	820,046,029	(47,036,677)	13,520,576,462	13,621,776,205
(2,132,020)	(511,811)	3,863,760	(769,779)	5,337,335	(831,220)
(55,222,004)	(113,054,528)	(98,989,843)	(165,782,154)	(233,847,760)	(413,152,075)

6,753,988,266	9,947,647,838	2,828,842,276	3,578,815,569	22,278,842,150	21,083,097,992
(6,720,191,989)	(10,406,162,353)	(1,473,688,520)	(3,884,830,594)	(17,802,975,887)	(22,360,823,963)
2,132,020	511,811	(3,863,760)	769,779	(5,337,335)	831,220
35,928,297	(458,002,704)	1,351,289,996	(305,245,246)	4,470,528,928	(1,276,894,751)
—	—	—	—	—	—
890,303,815	240,180,617	2,076,209,942	(518,833,856)	17,762,594,965	11,930,898,159
4,942,607,562	4,702,426,945	4,093,339,366	4,612,173,222	47,587,428,806	35,656,530,647
$ 5,832,911,377	$ 4,942,607,562	$ 6,169,549,308	$ 4,093,339,366	$ 65,350,023,771	$ 47,587,428,806

80,700,000	124,800,000	75,050,000	95,950,000	116,100,000	139,250,000
(80,850,000)	(131,050,000)	(39,200,000)	(103,900,000)	(92,900,000)	(149,200,000)
(150,000)	(6,250,000)	35,850,000	(7,950,000)	23,200,000	(9,950,000)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 230,441,505	$ 460,715,120
Net realized gain (loss)	(177,422,594)	129,595,925
Net change in unrealized appreciation/depreciation	1,543,677,707	(1,597,729,576)
Net increase (decrease) in net assets resulting from operations	1,596,696,618	(1,007,418,531)
Net equalization credits and charges	(930,613)	5,411,223
Distributions to shareholders	(233,890,983)	(497,337,622)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,226,488,805	16,592,246,348
Cost of shares redeemed	(11,454,731,671)	(18,020,106,465)
Net income equalization	930,613	(5,411,223)
Net increase (decrease) in net assets from beneficial interest transactions	(2,227,312,253)	(1,433,271,340)
Net increase (decrease) in net assets during the period	(865,437,231)	(2,932,616,270)
Net assets at beginning of period	13,186,436,477	16,119,052,747
NET ASSETS AT END OF PERIOD	$ 12,320,999,246	$ 13,186,436,477
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,450,000	248,600,000
Shares redeemed	(186,550,000)	(271,100,000)
Net increase (decrease) from share transactions	(36,100,000)	(22,500,000)
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 65.58	$ 47.89	$ 80.15	$ 59.40	$ 49.50	$ 48.98
Income (loss) from investment operations:
Net investment income (loss) (c)	0.38	0.54	0.58	0.54	0.47	0.44
Net realized and unrealized gain (loss) (d)	16.09	17.68	(32.25)	20.73	9.88	0.51
Total from investment operations	16.47	18.22	(31.67)	21.27	10.35	0.95
Net equalization credits and charges (c)	0.01	0.01	(0.02)	(0.00)(e)	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.39)	(0.54)	(0.57)	(0.52)	(0.47)	(0.45)
Net asset value, end of period	$ 81.67	$ 65.58	$ 47.89	$ 80.15	$ 59.40	$ 49.50
Total return (f)	25.14%	38.24%	(39.71)%	35.88%	21.05%	2.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,190,987	$13,110,317	$7,578,050	$15,176,057	$10,106,071	$6,039,403
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	1.03%(g)	0.92%	0.88%	0.73%	0.86%	0.93%
Portfolio turnover rate (h)	16%(i)	28%	21%	15%	15%	16%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Period less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 160.96	$ 142.48	$ 179.54	$ 146.99	$ 120.69	$ 117.19
Income (loss) from investment operations:
Net investment income (loss) (c)	0.71	1.43	1.23	1.09	1.46	1.58
Net realized and unrealized gain (loss) (d)	23.03	18.46	(37.06)	32.54	26.34	3.51
Total from investment operations	23.74	19.89	(35.83)	33.63	27.80	5.09
Net equalization credits and charges (c)	(0.00)(e)	0.03	(0.01)	0.01	(0.06)	(0.02)
Distributions to shareholders from:
Net investment income	(0.71)	(1.44)	(1.22)	(1.09)	(1.44)	(1.57)
Net asset value, end of period	$ 183.99	$ 160.96	$ 142.48	$ 179.54	$ 146.99	$ 120.69
Total return (f)	14.75%	14.08%	(20.06)%	22.93%	23.25%	4.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,055,492	$17,432,110	$14,098,639	$19,633,737	$15,809,198	$13,928,314
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	0.83%(g)	0.95%	0.70%	0.65%	1.17%	1.40%
Portfolio turnover rate (h)	18%(i)	24%	22%	23%	11%	6%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 68.81	$ 66.72	$ 68.83	$ 64.13	$ 61.41	$ 53.92
Income (loss) from investment operations:
Net investment income (loss) (c)	1.15	1.90	1.84	1.85	1.66	1.60
Net realized and unrealized gain (loss) (d)	7.53	2.08	(2.16)	4.67	2.70	7.41
Total from investment operations	8.68	3.98	(0.32)	6.52	4.36	9.01
Net equalization credits and charges (c)	(0.04)	0.00(e)	0.03	(0.01)	0.00(e)	0.05
Distributions to shareholders from:
Net investment income	(1.09)	(1.89)	(1.82)	(1.81)	(1.64)	(1.57)
Net asset value, end of period	$ 76.36	$ 68.81	$ 66.72	$ 68.83	$ 64.13	$ 61.41
Total return (f)	12.63%	5.84%	(0.63)%	10.19%	7.32%	17.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,614,477	$16,206,233	$14,465,958	$11,757,576	$13,687,240	$14,015,004
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	3.21%(g)	2.58%	2.49%	2.71%	2.73%	2.84%
Portfolio turnover rate (h)	11%(i)	17%	11%	4%	5%	10%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 90.40	$ 71.98	$ 52.12	$ 29.97	$ 59.18	$ 75.75
Income (loss) from investment operations:
Net investment income (loss) (c)	1.52	2.81	2.91	2.11	2.19	4.01
Net realized and unrealized gain (loss) (d)	4.05	18.72	20.07	22.11	(27.49)	(18.36)
Total from investment operations	5.57	21.53	22.98	24.22	(25.30)	(14.35)
Net equalization credits and charges (c)	(0.03)	(0.08)	(0.06)	0.09	0.08	(0.04)
Contribution from affiliate	—	—	—	—	0.00(e)(f)	—
Distributions to shareholders from:
Net investment income	(1.54)	(3.03)	(3.06)	(2.16)	(3.99)	(2.18)
Net asset value, end of period	$ 94.40	$ 90.40	$ 71.98	$ 52.12	$ 29.97	$ 59.18
Total return (g)	6.26%	30.31%	44.34%	81.93%	(44.68)%(h)	(19.08)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,542,952	$39,039,650	$33,531,192	$25,084,339	$8,430,789	$10,014,781
Ratios to average net assets:
Total expenses	0.09%(i)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	3.55%(i)	3.30%	4.14%	4.54%	5.08%	6.25%
Portfolio turnover rate (j)	7%(k)	8%	9%	14%	13%	10%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Contribution paid by an affiliate in the amount of $290,417.
(g)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(h)	The contribution from an affiliate had no impact on total return.
(i)	The ratios for periods less than one year are annualized.
(j)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(k)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 33.17	$ 30.31	$ 37.53	$ 24.06	$ 28.02	$ 27.58
Income (loss) from investment operations:
Net investment income (loss) (c)	0.34	0.67	0.68	0.61	0.60	0.57
Net realized and unrealized gain (loss) (d)	8.97	2.86	(7.21)	13.44	(3.94)	0.46
Total from investment operations	9.31	3.53	(6.53)	14.05	(3.34)	1.03
Net equalization credits and charges (c)	(0.01)	0.00(e)	(0.02)	0.02	(0.02)	(0.03)
Distributions to shareholders from:
Net investment income	(0.34)	(0.67)	(0.67)	(0.60)	(0.60)	(0.56)
Net asset value, end of period	$ 42.13	$ 33.17	$ 30.31	$ 37.53	$ 24.06	$ 28.02
Total return (f)	28.08%	11.67%	(17.67)%	58.79%	(11.98)%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,389,202	$30,598,309	$26,953,933	$40,412,690	$16,646,404	$22,552,204
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	1.81%(g)	1.97%	1.83%	1.80%	2.30%	2.13%
Portfolio turnover rate (h)	1%(i)	23%	4%	3%	4%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 128.72	$ 121.02	$ 127.26	$ 105.56	$ 90.13	$ 95.11
Income (loss) from investment operations:
Net investment income (loss) (c)	1.13	2.13	1.95	1.85	1.66	2.29
Net realized and unrealized gain (loss) (d)	19.09	7.69	(6.27)	21.65	16.08	(5.75)
Total from investment operations	20.22	9.82	(4.32)	23.50	17.74	(3.46)
Net equalization credits and charges (c)	(0.02)	0.01	0.04	0.01	(0.00)(e)	(0.02)
Distributions to shareholders from:
Net investment income	(1.12)	(2.13)	(1.96)	(1.81)	(2.31)	(1.50)
Net asset value, end of period	$ 147.80	$ 128.72	$ 121.02	$ 127.26	$ 105.56	$ 90.13
Total return (f)	15.74%	8.10%	(3.47)%	22.37%	19.90%	(3.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,112,120	$37,705,483	$35,805,067	$30,358,856	$23,873,455	$16,818,717
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	1.65%(g)	1.62%	1.48%	1.54%	1.67%	2.53%
Portfolio turnover rate (h)	1%(i)	3%	2%	4%	3%	2%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 101.34	$ 82.79	$ 97.77	$ 76.98	$ 77.66	$ 78.37
Income (loss) from investment operations:
Net investment income (loss) (c)	0.98	1.71	1.52	1.27	1.39	1.52
Net realized and unrealized gain (loss) (d)	24.68	18.56	(14.94)	20.81	(0.68)	(0.63)
Total from investment operations	25.66	20.27	(13.42)	22.08	0.71	0.89
Net equalization credits and charges (c)	(0.01)	(0.01)	(0.04)	0.01	0.02	(0.03)
Contribution from affiliate (Note 4)	—	0.00(e)	—	—	—	0.00(e)(f)
Distributions to shareholders from:
Net investment income	(0.99)	(1.71)	(1.52)	(1.30)	(1.41)	(1.57)
Net asset value, end of period	$ 126.00	$ 101.34	$ 82.79	$ 97.77	$ 76.98	$ 77.66
Total return (g)	25.39%	24.50%(h)	(13.95)%	28.74%	1.12%	1.25%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,134,544	$14,412,862	$11,104,720	$17,367,182	$12,179,734	$9,802,368
Ratios to average net assets:
Total expenses	0.09%(i)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	1.76%(i)	1.69%	1.54%	1.33%	1.87%	2.07%
Portfolio turnover rate (j)	6%(k)	9%	7%	2%	3%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Contribution paid by an affiliate in the amount of $60,421.
(g)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(h)	The contribution from an affiliate had no impact on total return.
(i)	The ratios for periods less than one year are annualized.
(j)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(k)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 78.55	$ 67.98	$ 79.11	$ 63.62	$ 58.17	$ 57.92
Income (loss) from investment operations:
Net investment income (loss) (c)	0.79	1.59	1.64	1.45	1.23	1.20
Net realized and unrealized gain (loss) (d)	14.53	10.62	(11.02)	15.43	5.47	0.28
Total from investment operations	15.32	12.21	(9.38)	16.88	6.70	1.48
Net equalization credits and charges (c)	(0.03)	(0.01)	(0.06)	(0.00)(e)	(0.03)	(0.03)
Distributions to shareholders from:
Net investment income	(0.92)	(1.63)	(1.69)	(1.39)	(1.22)	(1.20)
Net asset value, end of period	$ 92.92	$ 78.55	$ 67.98	$ 79.11	$ 63.62	$ 58.17
Total return (f)	19.54%	17.97%	(12.23)%	26.60%	11.76%	2.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,832,911	$4,942,608	$4,702,427	$7,501,906	$3,917,044	$4,201,473
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	1.92%(g)	1.99%	1.97%	1.83%	2.15%	2.18%
Portfolio turnover rate (h)	3%(i)	3%	2%	5%	4%	20%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 34.07	$ 36.00	$ 44.47	$ 35.30	$ 39.35	$ 32.62
Income (loss) from investment operations:
Net investment income (loss) (c)	0.71	1.20	0.86	0.85	0.88	0.95
Net realized and unrealized gain (loss) (d)	5.42	(1.79)	(7.99)	9.66	(3.78)	6.91
Total from investment operations	6.13	(0.59)	(7.13)	10.51	(2.90)	7.86
Net equalization credits and charges (c)	0.03	(0.01)	0.03	0.05	(0.05)	0.01
Distributions to shareholders from:
Net investment income	(0.68)	(1.33)	(1.37)	(1.39)	(1.10)	(1.14)
Net asset value, end of period	$ 39.55	$ 34.07	$ 36.00	$ 44.47	$ 35.30	$ 39.35
Total return (e)	18.11%	(1.81)%	(16.46)%	30.42%	(7.46)%	24.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,169,549	$4,093,339	$4,612,173	$4,282,141	$2,264,406	$3,884,273
Ratios to average net assets:
Total expenses	0.09%(f)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	3.76%(f)	3.20%	1.90%	2.05%	2.42%	2.69%
Portfolio turnover rate (g)	2%(h)	9%	11%	4%	5%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 163.89	$ 118.73	$ 149.35	$ 116.76	$ 80.51	$ 75.30
Income (loss) from investment operations:
Net investment income (loss) (c)	0.76	1.42	1.24	1.11	1.20	1.05
Net realized and unrealized gain (loss) (d)	44.51	45.14	(30.62)	32.60	36.24	5.18
Total from investment operations	45.27	46.56	(29.38)	33.71	37.44	6.23
Net equalization credits and charges (c)	0.02	—	(0.00)(e)	(0.02)	(0.00)(e)	0.01
Distributions to shareholders from:
Net investment income	(0.76)	(1.40)	(1.24)	(1.10)	(1.19)	(1.03)
Net asset value, end of period	$ 208.42	$ 163.89	$ 118.73	$ 149.35	$ 116.76	$ 80.51
Total return (f)	27.65%	39.34%	(19.82)%	28.93%	46.88%	8.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$65,350,024	$47,587,429	$35,656,531	$43,022,516	$34,095,026	$22,417,160
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	0.80%(g)	0.96%	0.83%	0.81%	1.24%	1.44%
Portfolio turnover rate (h)	4%(i)	19%	9%	4%	3%	6%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)	Year Ended 9/30/19(b)
Net asset value, beginning of period	$ 58.94	$ 65.46	$ 63.88	$ 59.40	$ 64.73	$ 52.68
Income (loss) from investment operations:
Net investment income (loss) (c)	1.08	1.98	1.96	1.86	2.00	1.90
Net realized and unrealized gain (loss) (d)	6.77	(6.40)	1.61	4.61	(5.36)	12.01
Total from investment operations	7.85	(4.42)	3.57	6.47	(3.36)	13.91
Net equalization credits and charges (c)	(0.00)(e)	0.02	0.04	(0.01)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(1.12)	(2.12)	(2.03)	(1.98)	(1.95)	(1.87)
Net asset value, end of period	$ 65.67	$ 58.94	$ 65.46	$ 63.88	$ 59.40	$ 64.73
Total return (f)	13.40%	(7.02)%	5.46%	10.95%	(5.12)%	26.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,320,999	$13,186,436	$16,119,053	$11,956,669	$11,405,751	$11,296,483
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.10%	0.11%	0.13%	0.13%
Net investment income (loss)	3.48%(g)	2.96%	2.76%	2.89%	3.29%	3.30%
Portfolio turnover rate (h)	1%(i)	3%	4%	3%	3%	5%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2024, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in each Fund’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

The Funds in the following  tables each entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of March 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$5,767,984	$—	$5,767,984
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	578,400	—	578,400
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	362,779	—	362,779
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	13,750	—	13,750
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	318,450	—	318,450
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$10,243,374	$—	$10,243,374
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	4,035,161	—	4,035,161
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	550,804	—	550,804
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	(209,836)	—	(209,836)
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	9,955,374	—	9,955,374
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Energy Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$6,868,586	$—	$6,868,586
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	1,119,068	—	1,119,068
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	908,667	—	908,667
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	512,133	—	512,133
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	3,422,100	—	3,422,100

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and  is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement  dated July 10, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024, are disclosed in the Funds' respective Schedules of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

During the year ended September 30, 2023, State Street made a contribution of $4,351 to the The Industrial Select Sector SPDR Fund related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2022, the Board limited each Fund's 12b-1 fee to an annual rate of 0.02% of its average daily net assets. This limitation is in effect through at least January 31, 2025.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index.  Effective January 1, 2022, each Fund pays an annual sub-license fee to S&P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate is applied to the Fund’s average daily net assets. Future years’ sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund. Prior to January 1, 2022, the Trust paid an annual sub-license fee to S&P equal to 0.06% of the average aggregate net assets of all series of the Trust, subject to certain breakpoints. Each Fund paid its proportionate share of the annual sub-license fees based on the relative net assets of each Fund. Under each scenario, fees to S&P are generally paid quarterly.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2024, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$2,513,220,548	$2,529,382,013
The Consumer Discretionary Select Sector SPDR Fund	3,379,932,107	3,388,471,636
The Consumer Staples Select Sector SPDR Fund	1,708,434,569	1,693,717,209
The Energy Select Sector SPDR Fund	2,580,851,421	2,570,906,839
The Financial Select Sector SPDR Fund	254,322,166	247,988,851
The Health Care Select Sector SPDR Fund	339,814,060	330,458,049
The Industrial Select Sector SPDR Fund	958,913,345	960,345,414
The Materials Select Sector SPDR Fund	152,190,317	150,892,908
The Real Estate Select Sector SPDR Fund	119,933,486	135,412,189
The Technology Select Sector SPDR Fund	2,481,747,401	2,476,246,600
The Utilities Select Sector SPDR Fund	159,725,373	181,994,183

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

For the period ended March 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 6,694,449,917	$ 5,054,399,449	$1,404,417,652
The Consumer Discretionary Select Sector SPDR Fund	8,107,741,836	7,900,028,781	946,027,495
The Consumer Staples Select Sector SPDR Fund	7,896,244,840	10,038,891,829	139,166,251
The Energy Select Sector SPDR Fund	8,852,265,502	9,753,555,682	1,169,428,593
The Financial Select Sector SPDR Fund	15,147,908,479	15,364,954,806	1,300,303,590
The Health Care Select Sector SPDR Fund	10,996,519,491	12,899,720,328	1,590,552,526
The Industrial Select Sector SPDR Fund	10,275,641,292	9,953,931,991	907,343,421
The Materials Select Sector SPDR Fund	4,251,196,063	4,216,837,386	137,451,473
The Real Estate Select Sector SPDR Fund	2,323,527,370	968,624,038	70,754,246
The Technology Select Sector SPDR Fund	17,008,531,583	12,559,718,007	5,209,007,369
The Utilities Select Sector SPDR Fund	6,885,079,353	9,112,413,734	(128,926,361)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2023, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

As of March 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$17,073,191,866	$ 2,686,937,861	$1,407,204,708	$ 1,279,733,153
The Consumer Discretionary Select Sector SPDR Fund	20,343,233,840	2,083,491,719	2,142,877,841	(59,386,122)
The Consumer Staples Select Sector SPDR Fund	16,315,432,352	637,929,830	1,381,919,741	(743,989,911)
The Energy Select Sector SPDR Fund	36,066,771,966	4,191,419,129	645,594,633	3,545,824,496
The Financial Select Sector SPDR Fund	35,739,219,590	4,052,731,293	1,386,705,699	2,666,025,594
The Health Care Select Sector SPDR Fund	41,463,530,397	4,361,586,945	4,660,831,803	(299,244,858)
The Industrial Select Sector SPDR Fund	17,751,444,822	1,668,113,931	1,278,964,249	389,149,682
The Materials Select Sector SPDR Fund	6,244,270,133	352,603,492	679,062,242	(326,458,750)
The Real Estate Select Sector SPDR Fund	6,924,739,414	118,140,893	900,739,739	(782,598,846)
The Technology Select Sector SPDR Fund	53,618,047,143	12,624,649,612	791,031,049	11,833,618,563
The Utilities Select Sector SPDR Fund	14,408,738,227	332,616,928	2,296,747,718	(1,964,130,790)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 180,128,284	$ 168,957,039	$ 16,446,750	$ 185,403,789
The Consumer Discretionary Select Sector SPDR Fund	301,490,007	231,057,191	75,915,573	306,972,764
The Consumer Staples Select Sector SPDR Fund	11,014,211	11,362,006	—	11,362,006
The Energy Select Sector SPDR Fund	147,503,033	56,553,910	93,047,375	149,601,285

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Financial Select Sector SPDR Fund	$405,237,632	$ 50,495,240	$362,326,135	$412,821,375
The Health Care Select Sector SPDR Fund	230,176,999	73,448,227	161,172,200	234,620,427
The Industrial Select Sector SPDR Fund	119,800,587	21,780,174	101,062,116	122,842,290
The Materials Select Sector SPDR Fund	104,033,374	84,757,934	19,712,851	104,470,785
The Technology Select Sector SPDR Fund	170,885,090	117,602,972	55,701,185	173,304,157
The Utilities Select Sector SPDR Fund	147,983,797	149,810,388	—	149,810,388
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2024:
		Remaining Contractual Maturity of the Agreements as of March 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$168,957,039	$—	$—	$—	$168,957,039	$168,957,039
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	231,057,191	—	—	—	231,057,191	231,057,191
The Consumer Staples Select Sector SPDR Fund	Common Stocks	11,362,006	—	—	—	11,362,006	11,362,006
The Energy Select Sector SPDR Fund	Common Stocks	56,553,910	—	—	—	56,553,910	56,553,910
The Financial Select Sector SPDR Fund	Common Stocks	50,495,240	—	—	—	50,495,240	50,495,240
The Health Care Select Sector SPDR Fund	Common Stocks	73,448,227	—	—	—	73,448,227	73,448,227
The Industrial Select Sector SPDR Fund	Common Stocks	21,780,174	—	—	—	21,780,174	21,780,174
The Materials Select Sector SPDR Fund	Common Stocks	84,757,934	—	—	—	84,757,934	84,757,934
The Technology Select Sector SPDR Fund	Common Stocks	117,602,972	—	—	—	117,602,972	117,602,972
The Utilities Select Sector SPDR Fund	Common Stocks	149,810,388	—	—	—	149,810,388	149,810,388
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2024 (Unaudited)

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2024 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.09%	$1,251.40	$0.51	$1,024.60	$0.46
The Consumer Discretionary Select Sector SPDR Fund	0.09	1,147.50	0.48	1,024.60	0.46
The Consumer Staples Select Sector SPDR Fund	0.09	1,126.30	0.48	1,024.60	0.46
The Energy Select Sector SPDR Fund	0.09	1,062.60	0.46	1,024.60	0.46
The Financial Select Sector SPDR Fund	0.09	1,280.80	0.51	1,024.60	0.46
The Health Care Select Sector SPDR Fund	0.09	1,157.40	0.49	1,024.60	0.46
The Industrial Select Sector SPDR Fund	0.09	1,253.90	0.51	1,024.60	0.46
The Materials Select Sector SPDR Fund	0.09	1,195.40	0.49	1,024.60	0.46
The Real Estate Select Sector SPDR Fund	0.09	1,181.10	0.49	1,024.60	0.46
The Technology Select Sector SPDR Fund	0.09	1,276.50	0.51	1,024.60	0.46
The Utilities Select Sector SPDR Fund	0.09	1,134.00	0.48	1,024.60	0.46
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 366.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
March 31, 2024 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period from December 31, 2022 through December 31, 2023 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdr.com.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) and (ii) on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdr.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at www.sectorspdr.com and the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673) (toll free).

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TRUSTEES
Allison Grant Williams
Sheila Hartnett-Devlin
James Jessee
Teresa Polley
Ashley T. Rabun, Chairperson
James E. Ross, Interested Non-Management Trustee
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA  02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdr.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SSSPDRSAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: June 3, 2024